The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

Seligman Portfolios, Inc., filed March 2, 1998
         Portfolios which include: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; and Seligman Henderson Global Growth Opportunities

[CANADA LIFE LETTERHEAD]


February, 1998


Dear Trillium(R) Policyholder:

Enclosed for your review is the Trillium Annual Report for the period ending December 31, 1997. We encourage you to review this information and refer to it as needed throughout the year.

Also, we are pleased to provide you with the enclosed two supplements to the Trillium Variable Annuity prospectus dated May 1, 1997. The first supplement provides the information on amended tax laws that allow for the use of both Simple IRAs and Roth IRAs. For more information on the new IRA plans, please contact your registered representative. The second supplement announces a manager change for the Seligman Capital portfolio.

For your convenience, the "tear-off" below can be used to make additional payments to your Trillium policy.

Thank you for selecting Trillium.

Sincerely,

/s/ Janice S. Blanchard
Janice Blanchard, ChFC, CLU
Senior Marketing Coordinator
-------------------------------------------------------------------------------

Policyowner(s):  ____________________________   Policy Number:  _______________

If you are changing allocation, please complete the following:

          __________  This payment only
          __________  This payment and all future payments
          __________  Re-allocate all current assets


__________% Cash Mgmt (21)                   __________% Comm & Info (27)
__________% Income (22)                      __________% Global Grwth Ops (28)
__________% Bond (23)                        __________% Global Smlr Cos (29)
__________% Common Stock (24)                __________% Frontier (41)
__________% Capital (25)                     __________% High Yld Bond (42)
__________% International (26)               __________% Global Tech (43)
__________% Fixed Account (Specify 1, 3, 5, 7 or 10 Years*)

Total must equal 100%. Please make checks payable to Canada Life Insurance Company of America.

--------------------                          ---------------------------------
Date                                          Policyowner's Signature

*Years 3, 5, 7 and 10 availability is subject to state approval


                  6201 Powers Ferry Rd., NW Atlanta, GA 30339

                                                    VARIABLE ACCOUNT PERFORMANCE

                                                    Average Annual Total Returns for Periods Ending December 31, 1997
                                                                     Assuming Contract Continues

[TRILLIUM LOGO]                                                                                          Since         Inception
A VARIABLE ANNUITY                                                 1 Year         3 Year      5 Year   Inception          Date
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION
   PORTFOLIO                                                       20.26%          20.55%       --        20.31%         10/4/94
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO                     17.61              --        --        12.10           5/1/96
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO                                        14.47           22.30        --        22.42          10/4/94
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER
   COMPANIES PORTFOLIO                                              1.76           11.06        --        11.06          10/4/94
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO                                         19.36           18.90     11.37%       12.45          6/21/88
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH
   OPPORTUNITIES PORTFOLIO                                         10.76              --        --         5.12           5/1/96
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO                          6.61            7.12        --         7.19           5/3/93
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO                                    19.37           20.82     13.91        13.17          6/21/88
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO                                          12.19           10.90      6.85         8.25          6/21/88
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO                                 13.25              --        --        12.10           5/1/95
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO                                             7.23            7.35      4.62         5.20          6/21/88
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO                                  3.84            3.70      2.81         3.48          6/21/88
---------------------------------------------------------------------------------------------------------------------------------

* Not annualized.

SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending December 31, 1997, was 3.82%. TRILLIUM FIXED ACCOUNT'S rate for the one year Guarantee Period was 4.75% as of December 31, 1997. Rates for each Guarantee Period will be different and are subject to change on a monthly basis. The 3,5,7, and 10 year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Financial Services at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global technology investing such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There are specific risks associated with global investing such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. The securities in which the Seligman High-Yield Bond Portfolio invests are subject to a greater risk of loss of principal and interest then higher-rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the portfolio.


                                                                      VARIABLE ACCOUNT PERFORMANCE
                                                    Average Annual Total Returns for Periods Ending December 31, 1997
                                                             Assuming Contract Is Surrendered at End of Period

                                                                                                       Since         Inception
                                                                 1 Year         3 Year      5 Year   Inception          Date
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION
   PORTFOLIO                                                       14.86%          19.51%       --        19.39%         10/4/94
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO                     12.21              --        --         9.12           5/1/96
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO                                         9.07           21.29        --        21.54          10/4/94
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER
   COMPANIES PORTFOLIO                                             (3.64)           9.83        --        10.16          10/4/94
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO                                         13.96           17.82     11.02%       12.45          6/21/88
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH
   OPPORTUNITIES PORTFOLIO                                          5.36              --        --         1.97           5/1/96
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO                          1.21            5.79        --         6.59           5/3/93
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO                                    13.97           19.78     13.59        13.17          6/21/88
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO                                           6.79            9.67      6.43         8.25          6/21/88
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO                                  7.85              --        --        10.70           5/1/95
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO                                             1.83            6.03      4.16         5.20          6/21/88
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO                                 (1.56)           2.28      2.32         3.48          6/21/88
---------------------------------------------------------------------------------------------------------------------------------

  Issued by: Canada Life Insurance Company of America, 6201 Powers Ferry Road, N.W., Atlanta, GA 30339
  Distributed by: Seligman Financial Services, Inc., 100 Park Avenue, New York, NY 10007 - (800) 221-2783

SELIGMAN CASH MANAGEMENT PORTFOLIO'S current yield, annualized for the seven-day period ending December 31, 1997, was 3.82% TRILLIUM FIXED ACCOUNT'S rate for the one year Guarantee Period was 4.75% as of December 31, 1997. Rates for each Guarantee Period will be different and are subject to change on a monthly basis. The 3,5,7, and 10 year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account and is adjusted for Trillium's current fees and charges including the maximum CDSC of 6%.
Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6% at least two, but less than four, 5% at least four, but less than five, 4% at least five, but less than six, 3% at least six, but less than seven, 2% at least seven, no charge. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Financial Services at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

------------------------------------------------------------------------------
                           A N N U A L    R E P O R T
------------------------------------------------------------------------------

                                    TRILLIUM

                               A VARIABLE ANNUITY

                                December 31, 1997

Total Returns*
For the Year Ended December 31, 1997

Sub-Accounts:
   Bond........................................................      7.31%
   Capital.....................................................     19.44
   Cash Management.............................................      3.92
   Common Stock................................................     19.45
   Communications and Information..............................     20.35
   Frontier....................................................     14.54
   Global Growth Opportunities.................................     10.84
   Global Smaller Companies....................................      1.84
   Global Technology...........................................     17.69
   International...............................................      6.69
   High-Yield Bond.............................................     13.32
   Income......................................................     12.27

------------------
 *Total returns of the Sub-Accounts are based on the performance of the Seligman
  Portfolios, Inc., the underlying investment vehicle for the Canada Life of America Variable Annuity Account 2 (Variable Annuity Account 2), less current fees and charges. The returns exclude any contingent deferred sales charge ("CDSC") applicable to the Variable Annuity Account 2.

                                           Seligman Portfolios, Inc.
                                           the underlying investment vehicle for

                                           TRILLIUM
                                           A Variable
                                           Annuity

                                                                February 6, 1998
Dear Contract Owner:

      J. & W. Seligman & Co. Incorporated, as Manager of Seligman Portfolios, Inc. ("the Fund"), the underlying investment vehicle for your Trillium Variable Annuity, and Canada Life Insurance Company of America, as issuer of The Canada Life of America Variable Annuity Account 2 (the "Variable Account"), are pleased to provide the enclosed audited financial statements and accompanying information for the year ended December 31, 1997.

      Nineteen ninety-seven was the seventh year of economic expansion in the US, with real domestic growth of 3.8%. Consumer price inflation slowed to under 2%, interest rates moved steadily lower, productivity rose, and unemployment levels reached 27-year lows. Meanwhile, the federal budget deficit virtually disappeared and corporate profits posted a third consecutive year of strong gains.

      The domestic equity markets, as measured by the Dow Jones Industrial Average (DJIA), brought returns in excess of 20% for a third consecutive year -- a feat unmatched in the DJIA's 101-year history. However, the majority of the market advances occurred in the first seven months of the year, as the Asian financial crisis increased uncertainty in the last quarter. Despite a brief rally in May, and strong results when the equity markets broadened in the third quarter, the valuations and performance of small-capitalization stocks continued to trail those of large-capitalization stocks.

      Although there were occasional setbacks due to fears of inflation and the possibility of Federal Reserve Board interventions, 1997 was also a successful year for the fixed-income markets. Once the effect of the March adjustment in the federal funds rate subsided, yields progressively trended downward and prices improved. The yield on the benchmark 30-year US Treasury bond ended the year at 5.92%, significantly lower than the 6.64% yield on December 31, 1996. Additionally, the yield on the benchmark three-month US Treasury bill reached 5.34% by year end, somewhat higher than the 5.17% yield on December 31, 1996.

      Going forward, the outlook for US corporate profits in 1998 is more uncertain due to expectations of modest economic growth and the unforeseeable effects of the Asian crisis. There is also a risk of temporary price deflation linked to the Asian crisis, as those economies seek to export their way out of trouble. Barring problems caused by the tightness of the labor market, we expect a continuation of the current low-inflation and low-interest- rate environment, but no deflation.

      Internationally, the year has been dominated by the continuing and worsening economic and financial crisis in Asia. By year end, the crisis, which started in Thailand, had spread throughout Asia to much larger economies such as South Korea. The Japanese economy was also very weak, and stock markets throughout Asia fell very sharply. Thus far, Europe has taken an optimistic view of these events, and with the background of falling inflation and interest rates, stock markets there have performed very well. Looking forward, the problems in Asia are unlikely to be resolved quickly. Therefore, we will continue to favor the European area as a whole and invest in some selected emerging markets.

      We thank you for your continued interest in Trillium, and look forward to serving your investment needs in the many years to come.

Respectfully,

/s/ Allen Loney                              /s/ William C. Morris
D. Allen Loney                               William C. Morris
President                                    Chairman
Canada Life Insurance Company of America     J. & W. Seligman & Co. Incorporated


                                     -- 1 --

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
------------------------------------------------------------------------------

                                                                                      CASH        COMMON     COMMUNICATIONS
                                                          BOND         CAPITAL     MANAGEMENT      STOCK     AND INFORMATION
                                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                                       -----------   -----------   -----------  -----------   -------------
NET ASSETS:
 Investment in Seligman Portfolios, Inc., at market
   value (see Note 3 for cost values).................  $4,982,006   $14,983,560   $7,291,206   $32,411,950    $73,680,233
 Due (to) from Canada Life Insurance Company of
   America (Note 6)...................................     (24,292)       31,721      (34,328)      163,690        497,281
 Receivable (payable) for investments sold (purchased)      (3,775)      (29,371)     126,689       (67,447)      (177,566)
                                                        ----------   -----------   ----------   -----------    -----------
 NET ASSETS...........................................  $4,953,939   $14,985,910   $7,383,567   $32,508,193    $73,999,948
                                                        ==========   ===========   ==========   ===========    ===========
NET ASSETS ATTRIBUTABLE TO:
 Policyholders' liability reserve.....................  $4,953,939   $14,985,910   $7,383,567   $32,508,193    $73,999,948
                                                        ----------   -----------   ----------   -----------    -----------
 NET ASSETS...........................................  $4,953,939   $14,985,910   $7,383,567   $32,508,193    $73,999,948
                                                        ==========   ===========   ==========   ===========    ===========

 NUMBER OF UNITS OUTSTANDING..........................     303,296       486,445    5,291,742       992,580      4,053,481
                                                        ==========   ===========   ==========   ===========    ===========

 NET ASSET VALUE PER UNIT.............................    $16.3337      $30.8070      $1.3953      $32.7512       $18.2559
                                                        ==========   ===========   ==========   ===========    ===========

------------------
See accompanying notes.


STATEMENT OF OPERATIONS

                                                                                      CASH         COMMON     COMMUNICATIONS
                                                           BOND         CAPITAL    MANAGEMENT       STOCK     AND INFORMATION
                                                        SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                        -----------   -----------  -----------   -----------   --------------
 NET INVESTMENT INCOME:
 Dividend and capital gain distributions.............     $248,056    $  988,744    $427,461     $4,978,458    $18,996,507
 Less mortality and expense risk charges (Note 6)....       53,705       189,814     122,936        412,662      1,019,729
                                                          --------    ----------    --------     ----------    -----------
 NET INVESTMENT INCOME...............................      194,351       798,930     304,525      4,565,796     17,976,778
                                                          --------    ----------    --------     ----------    -----------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
 Net realized gain from investments..................        8,066       458,289          --        488,619      2,491,942
 Net unrealized appreciation (depreciation)
    from investments.................................       66,018       899,608          --       (535,131)    (8,926,535)
                                                          --------    ----------    --------     ----------    -----------
 NET REALIZED AND UNREALIZED GAIN (Loss)
   FROM INVESTMENTS..................................       74,084     1,357,897          --        (46,512)    (6,434,593)
                                                          --------    ----------    --------     ----------    -----------
 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS...................................     $268,435    $2,156,827    $304,525     $4,519,284    $11,542,185
                                                          ========    ==========    ========     ==========    ===========

-------------------
See accompanying notes.


                                     -- 2 --

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
------------------------------------------------------------------------------
                                                             December 31, 1997
------------------------------------------------------------------------------

                      GLOBAL          GLOBAL
                      GROWTH          SMALLER          GLOBAL                       HIGH-YIELD
     FRONTIER      OPPORTUNITIES     COMPANIES       TECHNOLOGY    INTERNATIONAL       BOND            INCOME        SUB-ACCOUNTS
   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       COMBINED
   -----------     -------------    -----------      -----------   -------------    -----------      -----------     ------------
   $34,585,073      $4,574,218      $19,510,887      $3,241,991     $8,727,870      $22,477,341      $8,281,764      $234,748,099

       359,489         170,042            4,969          51,382         77,550          300,714           6,982         1,605,200
       (56,437)         15,098           35,449             127             37          (62,232)         (8,217)         (227,645)
   -----------      ----------      -----------      ----------     ----------      -----------      ----------      ------------
   $34,888,125      $4,759,358      $19,551,305      $3,293,500     $8,805,457      $22,715,823      $8,280,529      $236,125,654
   ===========      ==========      ===========      ==========     ==========      ===========      ==========      ============


   $34,888,125      $4,759,358      $19,551,305      $3,293,500     $8,805,457      $22,715,823      $8,280,529      $236,125,654
   -----------      ----------      -----------      ----------     ----------      -----------      ----------      ------------
   $34,888,125      $4,759,358      $19,551,305      $3,293,500     $8,805,457      $22,715,823      $8,280,529      $236,125,654
   ===========      ==========      ===========      ==========     ==========      ===========      ==========      ============

     1,806,075         437,357        1,380,030         271,907        634,692        1,671,215         386,042        17,714,862
   ===========      ==========      ===========      ==========     ==========      ===========      ==========      ============

   $   19.3171      $  10.8821      $   14.1673      $  12.1126     $  13.8736      $   13.5924      $  21.4498
   ===========      ==========      ===========      ==========     ==========      ===========      ==========


------------------------------------------------------------------------------
                                          FOR THE YEAR ENDED DECEMBER 31, 1997
------------------------------------------------------------------------------

                       GLOBAL          GLOBAL
                       GROWTH          SMALLER          GLOBAL                         HIGH-YIELD
     FRONTIER      OPPORTUNITIES      COMPANIES       TECHNOLOGY      INTERNATIONAL       BOND           INCOME       SUB-ACCOUNTS
   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      COMBINED
   -----------     -------------     -----------      -----------     ------------     -----------     -----------    ------------
   $ 3,135,271        $ 50,905         $477,129        $ 446,558        $310,052        $1,745,758       $815,008      $32,619,907
       463,654          48,616          296,841           34,443         131,043           253,491        124,822        3,151,756
   -----------        --------         --------        ---------        --------        ----------       --------      -----------
     2,671,617           2,289          180,288          412,115         179,009         1,492,267        690,186       29,468,151
   -----------        --------         --------        ---------        --------        ----------       --------      -----------

       878,611          77,328          265,007          190,061         251,193           390,673         77,550        5,577,339

       500,110         153,700          (90,117)        (324,750)         73,912           176,658        165,357       (7,841,170)
   -----------        --------         --------        ---------        --------        ----------       --------      -----------
     1,378,721         231,028          174,890         (134,689)        325,105           567,331        242,907       (2,263,831)
   -----------        --------         --------        ---------        --------        ----------       --------      -----------
   $ 4,050,338        $233,317         $355,178        $ 277,426        $504,114        $2,059,598       $933,093      $27,204,320
   ===========        ========         ========        =========        ========        ==========       ========      ===========


                                    -- 3 --

               CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                    BOND                      CAPITAL                 CASH MANAGEMENT
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------   ------------------------    ------------------------
                                           YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                          ------------------------   ------------------------    ------------------------
                                              1997          1996        1997          1996          1997          1996
                                          ----------    ----------   -----------   ----------    ----------    ----------
OPERATIONS:
Net investment income (loss).........     $  194,351    $  107,014   $   798,930   $  475,901    $  304,525    $  330,116
Net realized gain (loss)
  on investments.....................          8,066        (2,688)      458,289      148,246            --            --
Net unrealized appreciation
  (depreciation) on investments......         66,018      (116,469)      899,608       52,121            --            --
                                          ----------    ----------   -----------   ----------    ----------    ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.........................        268,435       (12,143)    2,156,827      676,268       304,525       330,116
                                          ----------    ----------   -----------   ----------    ----------    ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from unit
  transactions (Note 5)..............      2,029,015       833,395     3,428,077    4,653,886    (1,162,636)    1,753,858
                                          ----------    ----------   -----------   ----------    ----------    ----------
NET INCREASE (DECREASE) IN NET
  ASSETS ARISING FROM CAPITAL
  TRANSACTIONS.......................      2,029,015       833,395     3,428,077    4,653,886    (1,162,636)    1,753,858
                                          ----------    ----------   -----------   ----------    ----------    ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS......................      2,297,450       821,252     5,584,904    5,330,154      (858,111)    2,083,974

Net Assets, Beginning of Period .....      2,656,489     1,835,237     9,401,006    4,070,852     8,241,678     6,157,704
                                          ----------    ----------   -----------   ----------    ----------    ----------
NET ASSETS, END OF PERIOD ...........     $4,953,939    $2,656,489   $14,985,910   $9,401,006    $7,383,567    $8,241,678
                                          ==========    ==========   ===========   ==========    ==========    ==========


                                                GLOBAL GROWTH                 GLOBAL                     GLOBAL
                                                OPPORTUNITIES            SMALLER COMPANIES             TECHNOLOGY
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------   ------------------------    ------------------------
                                                                           YEAR ENDED
                                             YEAR         5/1/96*          DECEMBER 31,            YEAR         5/1/96*
                                             ENDED          TO       -------------------------     ENDED          TO
                                           12/31/97      12/31/96       1997           1996       12/31/97      12/31/96
                                          ----------    ----------   -----------   -----------   ----------    ----------
OPERATIONS:
Net investment income (loss).........     $    2,289    $   (3,423)  $   180,288   $   991,325   $  412,115    $      692
Net realized gain (loss) on
   investments ......................         77,328         1,198       265,007       177,060      190,061         3,894
Net unrealized appreciation
  (depreciation) on investments......        153,700        10,126       (90,117)      (45,488)    (324,750)       54,493
                                          ----------    ----------   -----------   -----------   ----------    ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..........        233,317         7,901       355,178     1,122,897      277,426        59,079
                                          ----------    ----------   -----------   -----------   ----------    ----------
CAPITAL TRANSACTIONS:
Net increase (decrease)from unit
  transactions (Note 5)..............      3,233,258     1,284,882     2,874,836    10,327,648    1,899,573     1,057,422
                                          ----------    ----------   -----------   -----------   ----------    ----------
NET INCREASE (DECREASE)IN NET
  ASSETS ARISING FROM CAPITAL
  TRANSACTIONS.......................      3,233,258     1,284,882     2,874,836    10,327,648    1,899,573     1,057,422
                                          ----------    ----------   -----------   -----------   ----------    ----------
TOTAL INCREASE IN NET ASSETS.........      3,466,575     1,292,783     3,230,014    11,450,545    2,176,999     1,116,501

Net Assets, Beginning of Period .....      1,292,783           --     16,321,291     4,870,746    1,116,501            --
                                          ----------    ----------   -----------   -----------   ----------    ----------

NET ASSETS, END OF PERIOD............     $4,759,358    $1,292,783   $19,551,305   $16,321,291   $3,293,500    $1,116,501
                                          ==========    ==========   ===========   ===========   ==========    ==========

----------------

* Commencement of operations.
See accompanying notes.


                                      -- 4 --

                 CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
------------------------------------------------------------------------------

------------------------------------------------------------------------------

           COMMON STOCK                 COMMUNICATIONS AND                     FRONTIER
           SUB-ACCOUNT                INFORMATION SUB-ACCOUNT                 SUB-ACCOUNT
  ----------------------------      ----------------------------       ----------------------------
     YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
  ----------------------------      ----------------------------       ----------------------------
      1997             1996             1997            1996               1997            1996
  -----------      -----------      -----------      -----------       -----------      -----------
  $ 4,565,796      $ 2,678,713      $17,976,778      $  (667,768)      $ 2,671,617      $ 2,509,079

      488,619          195,563        2,491,942       (1,090,347)          878,611          341,465

     (535,131)        (425,986)      (8,926,535)       5,505,927           500,110          405,499
  -----------      -----------      -----------      -----------       -----------      -----------

    4,519,284        2,448,290       11,542,185        3,747,812         4,050,338        3,256,043
  -----------      -----------      -----------      -----------       -----------      -----------

    7,593,933        8,521,175        8,108,126       14,971,955         4,928,379       11,790,123
  -----------      -----------      -----------      -----------       -----------      -----------

    7,593,933        8,521,175        8,108,126       14,971,955         4,928,379       11,790,123
  -----------      -----------      -----------      -----------       -----------      -----------

   12,113,217       10,969,465       19,650,311       18,719,767         8,978,717       15,046,166
   20,394,976        9,425,511       54,349,637       35,629,870        25,909,408       10,863,242
  -----------      -----------      -----------      -----------       -----------      -----------
  $32,508,193      $20,394,976      $73,999,948      $54,349,637       $34,888,125      $25,909,408
  ===========      ===========      ===========      ===========       ===========      ===========

         INTERNATIONAL                HIGH-YIELD BOND                    INCOME                         SUB-ACCOUNTS
          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT                        COMBINED
  -------------------------     ---------------------------     ---------------------------     ------------------------------
   YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
  -------------------------     ---------------------------     ---------------------------     ------------------------------
     1997           1996            1997            1996           1997            1996             1997              1996
  ----------     ----------     -----------     -----------     ----------     ------------     -------------     ------------
  $  179,009     $  106,747     $ 1,492,267     $   644,240     $  690,186     $    423,903     $  29,468,151     $  7,596,539

     251,193        107,485         390,673         143,025         77,550          (17,889)        5,577,339            7,012

      73,912        112,177         176,658          45,075        165,357         (105,663)       (7,841,170)       5,491,812
  ----------     ----------     -----------     -----------     ----------     ------------     -------------     ------------

     504,114        326,409       2,059,598         832,340        933,093          300,351        27,204,320       13,095,363
  ----------     ----------     -----------     -----------     ----------     ------------     -------------     ------------

   1,173,767      2,728,950       9,388,102       7,503,654       (747,332)       3,023,461        42,747,098       68,450,409
  ----------     ----------     -----------     -----------     ----------     ------------     -------------     ------------

   1,173,767      2,728,950       9,388,102       7,503,654       (747,332)       3,023,461        42,747,098       68,450,409
  ----------     ----------     -----------     -----------     ----------     ------------     -------------     ------------
   1,677,881      3,055,359      11,447,700       8,335,994        185,761        3,323,812        69,951,418       81,545,772
   7,127,576      4,072,217      11,268,123       2,932,129      8,094,768        4,770,956       166,174,236       84,628,464
  ----------     ----------     -----------     -----------     ----------     ------------     -------------     ------------
  $8,805,457     $7,127,576     $22,715,823     $11,268,123     $8,280,529       $8,094,768      $236,125,654     $166,174,236
  ==========     ==========     ===========     ===========     ==========       ==========      ============     ============


                                  -- 5 --

                  Canada Life of America Variable Annuity Account 2

------------------------------------------------------------------------------
Notes to Financial Statements
------------------------------------------------------------------------------

1. Organization

Canada Life of America Variable Annuity Account 2 ("Variable Annuity Account 2") was established on February 26, 1993, as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the "Fund"), a diversified, open-end, management investment company. Variable Annuity Account 2 has twelve sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

The assets of Variable Annuity Account 2 are the property of CLICA. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. Significant Accounting Policies

Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends

Dividends are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Dividends in the Cash Management Portfolio are declared daily and paid monthly. Dividends in the Bond, Capital, Common Stock, Communications and Information, Frontier, Global Growth Opportunities, Global Smaller Companies, Global Technology, International, High-Yield Bond, and Income Portfolios are declared and paid annually. Dividends paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.
Federal Income Taxes

Variable Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

3. Investments

The investment by Variable Annuity Account 2 in the individual portfolios of the Fund at December 31, 1997, is as follows:


                                             NUMBER OF SHARES   MARKET PRICE       MARKET VALUE         COST
                                             ----------------   ------------       ------------      -----------
Bond                                              486,524          $10.24          $  4,982,006      $  4,999,256
Capital                                           827,821           18.10            14,983,560        13,987,584
Cash Management                                 7,291,206            1.00             7,291,206         7,291,206
Common Stock                                    1,990,906           16.28            32,411,950        33,630,087
Communications and Information                  5,628,742           13.09            73,680,233        80,714,115
Frontier                                        2,191,703           15.78            34,585,073        33,255,815
Global Growth Opportunities                       414,707           11.03             4,574,218         4,410,392
Global Smaller Companies                        1,503,150           12.98            19,510,887        19,512,442
Global Technology                                 306,137           10.59             3,241,991         3,512,248
International                                     644,599           13.54             8,727,870         8,330,282
High-Yield Bond                                 1,893,626           11.87            22,477,341        22,215,782
Income                                            766,830           10.80             8,281,764         8,409,188
                                                                                   ------------      ------------
                                                                                   $234,748,099      $240,268,397
                                                                                   ============      ============

4. Security Purchases and Sales

The aggregate cost of purchases and the proceeds from sales of investments for the year ended December 31, 1997, are presented below:

                                                 AGGREGATE COST OF PURCHASES          PROCEEDS FROM SALES
                                                ----------------------------          ------------------
Bond                                                    $   3,238,306                     $   995,030
Capital                                                     9,169,566                       4,922,299
Cash Management                                            27,253,771                      27,965,801
Common Stock                                               18,212,555                       6,102,269
Communications and Information                             45,843,027                      19,958,374
Frontier                                                   16,902,517                       9,529,348
Global Growth Opportunities                                 4,505,053                       1,295,885
Global Smaller Companies                                    7,787,221                       4,676,548
Global Technology                                           4,325,695                       2,066,203
International                                               3,725,088                       2,405,695
High-Yield Bond                                            19,905,913                       9,035,339
Income                                                      2,815,049                       2,841,618
                                                         ------------                     -----------
                                                         $163,683,761                     $91,794,409
                                                         ============                     ===========

                                    -- 6 --

                  CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2


5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Global Growth Opportunities and Global Technology Sub-Accounts commenced operations on May 1, 1996.

                                                            YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996
                                                          --------------------------------        --------------------------------
                                                             UNITS                AMOUNT             UNITS               AMOUNT
                                                          -----------          -----------        -----------          -----------
BOND SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                    261,683          $ 4,117,039            132,349          $ 1,978,551
   Terminated contracts and net transfers out                (132,913)          (2,088,024)           (76,585)          (1,145,156)
                                                          -----------          -----------        -----------          -----------
                                                              128,770            2,029,015             55,764              833,395
                                                          -----------          -----------        -----------          -----------
CAPITAL SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                    304,990            8,703,658            248,098            6,192,212
   Terminated contracts and net transfers out                (183,032)          (5,275,581)           (61,479)          (1,538,326)
                                                          -----------          -----------        -----------          -----------
                                                              121,958            3,428,077            186,619            4,653,886
                                                          -----------          -----------        -----------          -----------
CASH MANAGEMENT SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                 28,517,454           39,834,422         16,031,782           22,304,326
   Terminated contracts and net transfers out             (29,363,850)         (40,997,058)       (14,650,097)         (20,550,468)
                                                          -----------          -----------        -----------          -----------
                                                             (846,396)          (1,162,636)         1,381,685            1,753,858
                                                          -----------          -----------        -----------          -----------
COMMON STOCK SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                    511,179           15,875,524            420,292           10,665,942
   Terminated contracts and net transfers out                (262,447)          (8,281,591)           (82,681)          (2,144,767)
                                                          -----------          -----------        -----------          -----------
                                                              248,732            7,593,933            337,611            8,521,175
                                                          -----------          -----------        -----------          -----------
COMMUNICATIONS AND INFORMATION
SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                  1,120,831           31,154,764          2,136,400           29,690,542
   Terminated contracts and net transfers out                (650,150)         (23,046,638)        (1,068,840)         (14,718,587)
                                                          -----------          -----------        -----------          -----------
                                                              470,681            8,108,126          1,067,560           14,971,955
                                                          -----------          -----------        -----------          -----------
FRONTIER SUB-ACCOUNT
ACCUMULATION UNITS:
   Contract purchases and net transfers in                  1,123,395           17,074,867            813,870           14,406,146
   Terminated contracts and net transfers out                (853,657)         (12,146,488)           (63,193)          (2,616,023)
                                                          -----------          -----------        -----------          -----------
                                                              269,738            4,928,379            750,677           11,790,123
                                                          -----------          -----------        -----------          -----------
GLOBAL GROWTH OPPORTUNITIES SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                    482,602            5,012,445            163,620            1,572,553
   Terminated contracts and net transfers out                (176,920)          (1,779,187)           (31,945)            (287,671)
                                                          -----------          -----------        -----------          -----------
                                                              305,682            3,233,258            131,675            1,284,882
                                                          -----------          -----------        -----------          -----------
GLOBAL SMALLER COMPANIES SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                    992,939            8,591,113            890,029           11,994,060
   Terminated contracts and net transfers out                (786,157)          (5,716,277)          (125,651)          (1,666,412)
                                                          -----------          -----------        -----------          -----------
                                                              206,782            2,874,836            764,378           10,327,648
                                                          -----------          -----------        -----------          -----------
GLOBAL TECHNOLOGY SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                    332,006            3,909,248            127,107            1,242,668
   Terminated contracts and net transfers out                (168,582)          (2,009,675)           (18,624)            (185,246)
                                                          -----------          -----------        -----------          -----------
                                                              163,424            1,899,573            108,483            1,057,422
                                                          -----------          -----------        -----------          -----------
INTERNATIONAL SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                    107,800            4,319,259            327,752            4,120,757
   Terminated contracts and net transfers out                 (21,223)          (3,145,492)          (109,617)          (1,391,807)
                                                          -----------          -----------        -----------          -----------
                                                               86,577            1,173,767            218,135            2,728,950
                                                          -----------          -----------        -----------          -----------

                                    -- 7 --

                   CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31, 1997             YEAR ENDED DECEMBER 31, 1996
                                                           -------------------------------          ------------------------------
                                                              UNITS               AMOUNT              UNITS               AMOUNT
                                                           ----------          -----------          ---------           ----------
HIGH-YIELD BOND SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                  1,917,673          $19,330,600            848,850          $ 9,721,724
   Terminated contracts and net transfers out              (1,185,914)          (9,942,498)          (185,110)          (2,218,070)
                                                           ----------          -----------          ---------          -----------
                                                              731,759            9,388,102            663,740            7,503,654
                                                           ----------          -----------          ---------          -----------
INCOME SUB-ACCOUNT
Accumulation Units:
   Contract purchases and net transfers in                    156,332            3,156,221            224,340            4,172,168
   Terminated contracts and net transfers out                (193,980)          (3,903,553)           (62,752)          (1,148,707)
                                                           ----------          -----------          ---------          -----------
                                                              (37,648)            (747,332)           161,588            3,023,461
                                                           ----------          -----------          ---------          -----------
Net increase from unit transactions                                            $42,747,098                             $68,450,409
                                                                               ===========                             ===========

6. MORTALITY AND EXPENSE RISK (M AND E) CHARGES

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a charge equal to an effective annual rate of 1.25% of the net asset value of each of the Funds at each valuation period. In addition, at each valuation period from January 1, 1997, through September 30, 1997, an effective annual rate of 0.35% of the net asset value of each Sub-Account was deducted as daily administration fees. Effective October 1, 1997, the daily administration fee was lowered to 0.15% of the net asset value of each Sub-Account.

7. NET ASSETS

Net assets at December 31, 1997, consisted of the following:

                                                                  ACCUMULATED                        NET
                                                                  INVESTMENT        NET          UNREALIZED
                                                 ACCUMULATED        INCOME        REALIZED       APPRECIATION
                                     UNIT          M AND E        AND CAPITAL     GAIN ON      (DEPRECIATION)     COMBINED
SUB-ACCOUNT                      TRANSACTIONS      CHARGES           GAINS      INVESTMENTS    ON INVESTMENTS    NET ASSETS
-----------                      ------------   ------------      -----------   -----------    --------------   ------------
Bond                             $  4,521,600   $  (109,917)      $   551,488    $    8,018     $   (17,250)    $  4,953,939
Capital                            11,740,916      (355,517)        2,010,505       594,030         995,976       14,985,910
Cash Management                     6,753,526      (347,125)          977,166            --              --        7,383,567
Common Stock                       24,500,824      (712,480)        9,237,074       700,912      (1,218,137)      32,508,193
Communications and Information     60,049,510    (1,913,359)       21,311,676     1,586,003      (7,033,882)      73,999,948
Frontier                           26,783,559      (772,194)        6,306,959     1,240,543       1,329,258       34,888,125
Global Growth Opportunities         4,518,140       (53,332)           52,198        78,526         163,826        4,759,358
Global Smaller Companies           17,772,703      (458,481)        1,772,811       465,827          (1,555)      19,551,305
Global Technology                   2,956,995       (42,294)          455,101       193,955        (270,257)       3,293,500
International                       7,706,388      (244,532)          575,495       370,518         397,588        8,805,457
High-Yield Bond                    19,725,121      (382,716)        2,569,531       542,328         261,559       22,715,823
Income                              6,653,053      (293,171)        1,995,271        52,800        (127,424)       8,280,529
                                 ------------   -----------       -----------    ----------     -----------     ------------
                                 $193,682,335   $(5,685,118)      $47,815,275    $5,833,460     $(5,520,298)    $236,125,654
                                 ============   ===========       ===========    ==========     ===========     ============

8. Unit Values

Unit values as reported are calculated by dividing total net assets by total units for each Sub-Account.


                                    -- 8 --

                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 2
------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------------

Board of Directors of Canada Life Insurance Company of America and Contract Owners of Canada Life of America Variable Annuity Account 2

We have audited the accompanying statement of net assets of Canada Life of America Variable Annuity Account 2 (comprising, respectively, the Bond, Capital, Cash Management, Common Stock, Communications and Information, Frontier, Global Growth Opportunities, Global Smaller Companies, Global Technology, International, High-Yield Bond, and Income Sub-Accounts) as of December 31, 1997, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts constituting the Canada Life of America Variable Annuity Account 2 at December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated therein in conformity with generally accepted accounting principles.

                                                /s/ ERNST & YOUNG LLP


Atlanta, Georgia
February 6, 1998


                                       -- 9 --